Prepayments and Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2024
Prepayments and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets as of June 30, 2023 and 2024, consist of the following:
	As of June 30,
	2023	2024
	RMB	RMB

Receivables from third party payment platforms (i)	22,533	94,138
Prepayments for promotion fees	65,832	67,163
Receivable from an issuer of matured structured notes (Note 11)	-	58,213
Prepaid other service fees(ii)	25,281	21,122
Prepaid input value-added tax(iii)	360	12,358
Receivables from financial institutions security account(iv)	-	11,972
Deposits	3,500	5,101
Prepayments for products procurement(v)	13,543	974
Others	5,632	4,508
Total	136,681	275,549
(i)	Receivables from third party payment platforms consist of cash that has been received from course participants but held by the third-party payment platforms. The Group subsequently collected the full balance from the third-party payment platforms.
(ii)	Prepaid other service fees consist of prepayment of cloud server hosting fees and others.
(iii)	Prepaid input value-added tax consists of VAT input that is expected to offset with VAT output tax or to be transferred out in the future.
(iv)	Receivables from financial institutions security account consists of deposit in financial institutions security account for share repurchase purpose.
(v)	Prepayments for products procurement represent prepayments made to third-party suppliers for the procurement of products for the Group’s consumer business.